TAXATION - Deferred Tax Assets and Liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred tax asset:
Accrued expense	¥ 3,132	¥ 5,241
Allowance for doubtful accounts	22,486	37,470
Tax loss carried forward	264,748	275,914
Deferred advertising expense	205	222
Impairment of long-lived tangible assets	357	357
Discount on long-term receivables from Jinghan Taihe	8,930	8,930
Total deferred tax assets	299,858	328,134
Valuation allowance	(286,169)	(297,689)	¥ (249,626)	¥ (278,437)
Deferred tax assets, net of valuation allowance	13,689	30,445
Deferred tax liabilities:
Unrecognized valuation surplus and deficit - acquisition	81,125	81,125
Unrecognized valuation surplus and deficit - decrease due to amortization and impairment	(71,305)	(62,759)
Unrealized profit of short-term investments	198	235
Accelerated fixed assets depreciation	2,356	2,119
Unrealized gain on acquisition	1,284	3,387
Total deferred tax liabilities	13,658	24,107
Deferred tax assets, net of valuation allowance and deferred tax liabilities	¥ 31	¥ 6,338